General information (Policies)	6 Months Ended
Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation
Basis of presentation
The unaudited interim consolidated financial statements of Seadrill Partners LLC (the "Company" or "Seadrill Partners") are presented in accordance with accounting principles generally accepted in the United States of America (US GAAP). The amounts are presented in United States dollars (US dollar) rounded to the nearest hundred thousand, unless stated otherwise.

The unaudited interim consolidated financial statements do not include all of the disclosures required in complete annual financial statements. These unaudited interim consolidated financial statements should be read in conjunction with the Company's annual consolidated and combined carve-out financial statements as of December 31, 2015 filed on Form 20-F (the “audited 2015 financial statements”). The year-end balance sheet data was derived from the audited 2015 financial statements, but does not include all disclosures required by US GAAP. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair statement have been included. Preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recently Adopted Accounting Standards and Recently Issued Accounting Standards
Recently Adopted Accounting Standards

In February 2015, the Financial Accounting Standards Board (FASB) issued ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis, which changes guidance related to both the variable interest entity (VIE) and voting interest entity (VOE) consolidation models. With respect to the VIE model, the standard changes, among other things, the identification of variable interests associated with fees paid to a decision maker or service provider, the VIE characteristics for a limited partner or similar entity, and the primary beneficiary determination. With respect to the VOE model, the ASU eliminates the presumption that a general partner controls a limited partnership or similar entity unless the presumption can otherwise be overcome. Under the new guidance, a general partner would largely not consolidate a partnership or similar entity under the VOE model. The Company adopted this ASU effective January 1, 2016. The adoption of this ASU did not impact the Company’s consolidated financial statements and related disclosures.

Recently Issued Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which provides new authoritative guidance on the methods of revenue recognition and related disclosure requirements. This new standard supersedes all existing revenue recognition requirements, including most industry-specific guidance. The new standard requires a company to recognize revenue when it transfers goods or services to customers in an amount that reflects the consideration that the company expects to receive for those goods or services. The new standard also requires additional qualitative and quantitative disclosures. In April 2015 the FASB proposed to defer the effective date of the guidance by one year. Based on this proposal, public entities would need to apply the new guidance for annual and interim periods beginning after December 15, 2017, and shall be applied, at the Company’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. Early adoption is not permitted until periods beginning after December 15, 2016. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which provides new authoritative guidance with regards to management's responsibility to assess an entity's ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. The ASU will be effective for all entities in the first annual period ending after December 15, 2016 (December 31, 2016 for calendar year-end entities) and early adoption is permitted. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which made targeted improvements to the recognition and measurement of financial assets and financial liabilities. The update changes how entities measure equity investments that do not result in consolidation and are not accounted for under the equity method and how they present changes in the fair value of financial liabilities measured under the fair value option that are attributable to their own credit. The new guidance also changes certain disclosure requirements and other aspects of current US GAAP. The guidance will be effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years and early adoption is permitted in some cases. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The update requires an entity to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements. It also offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. The guidance will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years and early adoption is permitted. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU 2016-07, Investments-Equity Method and Joint Ventures (Topic 323): Simplifying the Transition to the Equity Method of Accounting. The update eliminates the requirement that an investor retrospectively apply equity method accounting when an investment that it had accounted for by another method initially qualifies for use of the equity method. The guidance will be effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years and early adoption is permitted. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net). The update clarifies principal vs agent accounting of the new revenue standard. The guidance will be effective for annual and interim periods beginning after December 15, 2017, and shall be applied, at the Company’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. Early adoption is not permitted until periods beginning after December 15, 2016. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In April 2016, the FASB issued ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing. The update provide more clarification about identifying performance obligations and licensing. The guidance will be effective for annual and interim periods beginning after December 15, 2017, and shall be applied, at the Company’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. Early adoption is not permitted until periods beginning after December 15, 2016. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In May 2016, the FASB issued ASU 2016-12, Revenue from Contracts with Customers (Topic 606):Narrow-Scope Improvements and Practical Expedients. The update provides some further guidance on assessing the collectability criteria, presentation of sales tax and other similar taxes collected from customers, noncash considerations and certain other matters related to transition and technical corrections. The guidance will be effective for annual and interim periods beginning after December 15, 2017, and shall be applied, at the Company’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption.  Early adoption is not permitted until periods beginning after December 15, 2016. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which revises guidance for the accounting for credit losses on financial instruments within its scope. The new standard introduces an approach, based on expected losses, to estimate credit losses on certain types of financial instruments and modifies the impairment model for available-for-sale debt securities. The guidance will be effective January 1, 2020, with early adoption permitted. Entities are required to apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted.The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.